Basic and Diluted Loss Per Common Share	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Basic and Diluted Loss Per Common Share [Text Block]
14.	Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share is calculated based on the weighted average number of shares outstanding during the period. The warrants and stock options have been excluded from the calculation of diluted loss per share since they are anti-dilutive.

9.	Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share is calculated based on the weighted average number of shares outstanding during the period. The warrants, share-based compensation and convertible notes have been excluded from the calculation of diluted loss per share since they are anti-dilutive.